UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         May 7, 2009
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   45
Form 13F Information Table Value Total:   50425

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      856  17217.0 SH       SOLE                  17217.0
AT&T Inc                       COM              00206R102      289  11449.0 SH       SOLE                  11449.0
Amgen Inc Com                  COM              031162100      223   4500.0 SH       SOLE                   4500.0
Automatic Data Processing      COM                            1280  36400.0 SH       SOLE                  36400.0
BG Group PLC                   COM              G1245Z108      455  30100.0 SH       SOLE                  30100.0
BP PLC          SPON ADR       COM              055622104     1053  26263.7 SH       SOLE                  26263.7
Berkshire Hathaway -B          COM              084670207      254     90.0 SH       SOLE                     90.0
CVS Caremark Corp              COM              126650100      204   7425.0 SH       SOLE                   7425.0
Chevron Corp                   COM              166764100      713  10602.0 SH       SOLE                  10602.0
China Medical Technologies ADR COM              169483104      705  51215.0 SH       SOLE                  51215.0
China Railway Construction Com COM              y1508p110     3406 2609600.0SH       SOLE                2609600.0
Cisco Systems Inc.             COM              17275R102     2412 143845.0 SH       SOLE                 143845.0
Clorox Company                 COM              189054109     2576  50045.0 SH       SOLE                  50045.0
Coca Cola Co Com               COM              191216100      229   5202.0 SH       SOLE                   5202.0
Colgate-Palmolive Co           COM              194162103     5926 100480.0 SH       SOLE                 100480.0
ConocoPhillips                 COM              20825C104     1023  26127.3 SH       SOLE                  26127.3
Du Pont IE De Nours            COM              263534109      431  19280.0 SH       SOLE                  19280.0
Emerson Elec Co Com            COM              291011104     2171  75973.0 SH       SOLE                  75973.0
Enterprise Prod Partners       COM              293792107     1314  59078.0 SH       SOLE                  59078.0
Exxon Mobil                    COM              30231g102     2131  31286.1 SH       SOLE                  31286.1
First Solar Inc.               COM              336433107     1886  14212.0 SH       SOLE                  14212.0
Fomento Economico Mexicano SA  COM              344419106      303  12000.0 SH       SOLE                  12000.0
Genentech Corp                 COM              368710406      294   3100.0 SH       SOLE                   3100.0
General Electric               COM              369604103      142  14066.0 SH       SOLE                  14066.0
General Mills Inc.             COM              370334104      400   8017.0 SH       SOLE                   8017.0
Grainger WW Inc.               COM              384802104      326   4641.0 SH       SOLE                   4641.0
Hansen Transmission London     COM                             579 407075.0 SH       SOLE                 407075.0
Hubbell Inc Class B            COM              443510201     1191  44165.0 SH       SOLE                  44165.0
Intl Business Machines         COM              459200101     5880  60689.8 SH       SOLE                  60689.8
Johnson & Johnson              COM              478160104     1109  21084.0 SH       SOLE                  21084.0
McDonald's Corp                COM              580135101      593  10863.7 SH       SOLE                  10863.7
Pepsico Inc.                   COM              713448108     3325  64579.3 SH       SOLE                  64579.3
Pfizer Inc.                    COM              717081103      290  21286.8 SH       SOLE                  21286.8
Proctor & Gamble               COM              742718109     1049  22272.0 SH       SOLE                  22272.0
Sigma Aldrich Corp             COM              826552101      308   8163.0 SH       SOLE                   8163.0
Straumann Holdings             COM              H8300N119      265   1600.0 SH       SOLE                   1600.0
Straumann Holdings             COM              H8300N119      796   5132.0 SH       SOLE                   5132.0
Stryker Corp                   COM              863667101      550  16150.0 SH       SOLE                  16150.0
Sysco Corp Com                 COM              871829107      462  20266.0 SH       SOLE                  20266.0
Teva Pharmaceuticals           COM              881624209      213   4725.0 SH       SOLE                   4725.0
Unilever NV   F                COM              904784709      252  12855.0 SH       SOLE                  12855.0
Vesta Wind Systems A/S Ord     COM              k9773j128     1205  27485.0 SH       SOLE                  27485.0
Wainwright Bank & Trust        COM              930705108       83  13641.0 SH       SOLE                  13641.0
Waters Corp                    COM              941848103      711  19255.0 SH       SOLE                  19255.0
Xto Energy Inc                 COM              98385x106      563  18375.0 SH       SOLE                  18375.0